Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Principles of Consolidation

a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, and include the accounts of Diana Shipping Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Under Accounting Standards Codification (“ASC”) 810 “Consolidation”, the Company consolidates entities in which it has a controlling financial interest, by first considering if an entity meets the definition of a variable interest entity ("VIE") for which the Company is deemed to be the primary beneficiary under the VIE model, or if the Company controls an entity through a majority of voting interest based on the voting interest model. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist. For entities in which the Company has a variable interest, the Company determines if the entity is a VIE by considering whether the entity’s equity investment at risk is sufficient to finance its activities without additional subordinated financial support and whether the entity’s at-risk equity holders have the characteristics of a controlling financial interest. In performing the analysis of whether the Company is the primary beneficiary of a VIE, the Company considers whether it individually has the power to direct the activities of the VIE that most significantly affect the entity’s performance and also has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The Company reconsiders the initial determination of whether an entity is a VIE if certain types of events (“reconsideration events”) occur. If the Company holds a variable interest in an entity that previously was not a VIE, it reconsiders whether the entity has become a VIE. The Company has identified that it has variable interests in Diana Containerships Inc. (renamed to Performance Shipping Inc. in February 2019), or Diana Containerships, and Diana Wilhelmsen Management Limited. The Company has assessed that Diana Containerships is a VIE since 2017 but the Company is not the primary beneficiary (Notes 3(a) and 4(b)).

Use of Estimates

b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income / (Loss)

c) Other Comprehensive Income / (Loss): The Company separately presents certain transactions, which are recorded directly as components of stockholders’ equity. Other Comprehensive Income / (Loss) is presented in a separate statement.

Foreign Currency Translation

d) Foreign Currency Translation: The functional currency of the Company is the U.S. dollar because the Company’s vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars. The Company’s accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

Cash and Cash Equivalents and Restricted Cash

e) Cash and Cash Equivalents and Restricted Cash: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents. Restricted cash consists mainly of cash deposits required to be maintained at all times under the Company’s loan facilities (Note 7). As of December 31, 2018 and 2017, restricted cash also included $582 of cash guarantee which was restricted to withdrawal or usage.

Accounts Receivable, Trade

f) Accounts Receivable, Trade: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was established as of December 31, 2018 and 2017.

Loan Receivable from Related Party

g) Loan Receivable from Related Party: The amount shown as Due from related parties in the consolidated balance sheet as at December 31, 2017, represents a receivable from Diana Containerships with respect to a loan agreement, net of any provision for credit losses and does not include the $5,000 discount premium which was received in 2018 when the loan was fully collected (Note 4(b)). Interest income and fees, deriving from the agreement were recorded in the accounts as incurred. At each balance sheet date, amounts due under the aforementioned loan agreement were assessed for purposes of determining the appropriate provision for credit losses. As at December 31, 2017, the Company assessed the ability of Diana Containerships to meet its obligations under the loan agreement by taking into consideration existing economic conditions, the current financial condition of Diana Containerships, equity offerings, sale plans, historical losses, and other risks/factors that could affect Diana Containerships’ future financial condition and its ability to meet its obligations. As a result of this assessment, the Company did not record any provision for credit losses, as it determined that Diana Containerships would be able to meet its obligations under the loan in the near future.

Inventories

h) Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in earnings in the period in which it occurs. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when on the balance sheet date a vessel remains idle. Bunkers, if any, are also stated at the lower of cost or net realizable value and cost is determined by the first in, first out method.

Vessel Cost

i) Vessel Cost: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition or during construction. Expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. Interest cost incurred during the assets' construction periods that theoretically could have been avoided if expenditure for the assets had not been made is also capitalized. The capitalization rate, applied on accumulated expenditures for the vessel, is based on interest rates applicable to outstanding borrowings of the period.

Property and equipment

j) Property and equipment: The Company owns the land and building where its offices are located. Land is presented in its fair value on the date of acquisition and it is not subject to depreciation. The building has an estimated useful life of 55 years with no residual value. Depreciation is calculated on a straight-line basis. Equipment consists of office furniture and equipment, computer software and hardware and vehicles which consist of motor scooters and a car. The useful life of the car is 10 years, of the office furniture, equipment and the scooters is 5 years; and of the computer software and hardware is 3 years. Depreciation is calculated on a straight-line basis.

Impairment of Long-Lived Assets

k) Impairment of Long-Lived Assets: Long-lived assets (vessels, land, and building) and certain identifiable intangibles held and used by an entity are reviewed for impairment whenever events or changes in circumstances (such as market conditions, obsolesce or damage to the asset, potential sales and other business plans) indicate that the carrying amount of the assets, plus unamortized dry-docking costs, may not be recoverable. When the estimate of undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of the asset over its remaining useful life and its eventual disposition is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. The Company determines the fair value of its assets based on management estimates and assumptions, by making use of available market data and taking into consideration third party valuations.

With respect to the vessels, the Company determines undiscounted projected net operating cash flows for each vessel by considering the historical and estimated vessels’ performance and utilization, assuming (i) future revenues calculated for the fixed days, using the fixed charter rate of each vessel from existing time charters and for the unfixed days, the most recent 10 year average of historical 1 year time charter rates available for each type of vessel over the remaining estimated life of each vessel, net of commissions. Historical ten-year blended average one-year time charter rates are in line with the Company’s overall chartering strategy, they reflect the full operating history of vessels of the same type and particulars with the Company’s operating fleet and they cover at least a full business cycle, where applicable; (ii) expected outflows for scheduled vessels’ maintenance; (iii) vessel operating expenses; and (iv) fleet utilization; assumptions in line with the Company’s historical performance and its expectations for future fleet utilization under its current fleet deployment strategy.

During the last quarter of 2017, the Company’s management considered various factors, including the recovery of the market, the worldwide demand for dry-bulk products, supply of tonnage and order book and concluded that the charter rates for the years 2008-2010 were exceptional. In this respect the Company’s management decided to exclude from the 10-year average of 1 year time charters these three years for which the rates were well above the average and which were not considered sustainable for the foreseeable future. The Company performed the exercise discussed above which resulted to recording an impairment on certain vessels’ carrying value (Note 5). No impairment loss was identified or recorded for 2018 (by excluding similarly to 2017 the charter rates for the years 2009-2010) and 2016.

With respect to the land and building, the Company determines undiscounted projected net operating cash flows by considering an estimated monthly rent the Company would have to pay in order to lease a similar property, during the useful life of the building. No impairment loss was identified or recorded for 2018, 2017 and 2016 and the Company has not identified any other facts or circumstances that would require the write down of the value of its land or building in the near future.

Vessel Depreciation

l) Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage (scrap) value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

Accounting for Dry-Docking Costs

m) Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Unamortized dry-docking costs of vessels that are sold or impaired are written off and included in the calculation of the resulting gain or loss in the year of the vessel’s sale or impairment.

Financing Costs

n) Financing Costs: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees relating to drawn loan facilities are amortized to interest and finance costs over the life of the related debt using the effective interest method and fees incurred for loan facilities not used at the balance sheet date are amortized using the straight line method according to their availability terms. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred, unless they relate to loans obtained to finance vessels under construction, in which case they are capitalized to the vessels’ cost.

Concentration of Credit Risk

o) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

Accounting for Revenues and Expenses

p) Accounting for Revenues and Expenses: Revenues are generated from time charter agreements which contain a lease as they meet the criteria of a lease under ASC 842. Agreements with the same charterer are accounted for as separate agreements according to their specific terms and conditions. All agreements contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by the charterers. Additionally, the charterer pays to third parties port, canal and bunkers consumed during the term of the time charter agreement. Such costs are considered direct costs and are not recorded as they are directly paid by charterers, unless they are for the account of the owner, in which case they are included in voyage expenses. Additionally, the owner pays commissions on the hire revenue, to both the charterer and to brokers, which are direct costs and are recorded in voyage expenses. Under a time charter agreement, the owner pays for the operation and the maintenance of the vessel, including crew, insurance, spares and repairs, which are recognized in operating expenses. The Company, as lessor, has elected not to allocate the consideration in the agreement to the separate lease and non-lease components (operation and maintenance of the vessel) as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease. Additionally, the lease component is considered the predominant component as the Company has assessed that more value is ascribed to the vessel rather than to the services provided under the time charter contracts.

Repairs and Maintenance

q) Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of operations.

Earnings / (loss) per Common Share

r) Earnings / (loss) per Common Share: Basic earnings / (loss) per common share are computed by dividing net income / (loss) available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

Segmental Reporting

s) Segmental Reporting: The Company has determined that it operates under one reportable segment, relating to its operations of the dry-bulk vessels. The Company reports financial information and evaluates the operations of the segment by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Fair Value Measurements

t) Fair Value Measurements: The Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories: Level 1: Quoted market prices in active markets for identical assets or liabilities; Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data; Level 3: Unobservable inputs that are not corroborated by market data.

Share Based Payments

u) Share Based Payments: The Company issues restricted share awards which are measured at their grant date fair value and are not subsequently re-measured. That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Forfeitures of awards are accounted for when and if they occur. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Equity method investments

v) Equity method investments: Investments in common stock in entities over which the Company exercises significant influence, but does not exercise control are accounted for by the equity method of accounting. Under this method, the Company records such an investment at cost and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received, if any, reduce the carrying amount of the investment. When the Company’s share of losses in an entity accounted for by the equity method equals or exceeds its interest in the entity, the Company does not recognize further losses, unless the Company has made advances, incurred obligations and made payments on behalf of the entity. The Company also evaluates whether a loss in value of an investment that is other than a temporary decline should be recognized. Evidence of a loss in value might include absence of an ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. The Company assessed the financial condition of Diana Containerships (Note 3(a)), the market conditions that could affect its operations in the near future and historical losses of its investment and as a result the Company recorded impairment in 2017 and 2016, which is included in Gain/(loss) from equity method investments in the accompanying statements of operations.

Going concern

w) Going concern: Management evaluates, at each reporting period, whether there are conditions or events that raise substantial doubt about the Company's ability to continue as a going concern within one year from the date the financial statements are issued.

Financial Instruments, Recognition and Measurement

x) Financial Instruments, Recognition and Measurement: Equity securities with no determinable value, such as the Company’s investment in Diana Containerships (Note 3) are recorded at their cost and they are assessed for impairment, in accordance with ASU 2016-01 Financial Instruments-Overall, Recognition and Measurement of Financial Assets and Financial Liabilities. The Company will continue to account its investment at cost minus impairment, if any, unless it determines that an observable transaction for a similar security took place, as determined in ASU 2018-03 Technical Corrections and Improvements to Financial Instruments – Overall. As at December 31, 2018 and 2017, based on the Company’s qualitative assessment as of these dates, no impairment has been recognized.

Shares repurchased and retired

y) Shares repurchased and retired: Company’s shares repurchased for retirement, are immediately cancelled and the Company’s share capital is accordingly reduced. Any excess of the cost of the shares over their par value is allocated in additional paid-in capital, in accordance with ASC 505-30-30, Treasury Stock.

Recent Accounting Pronouncements

Recent Accounting Pronouncements adopted

On January 1, 2018, the Company adopted ASU No. 2016-13 “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” which amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. On the same date, the Company adopted ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses”. The amendments in this update clarify that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The adoption of ASU No. 2016-13 and ASU No. 2018-19 did not have any effect in the Company’s financial statements and disclosures.

On January 1, 2018, the Company adopted the ASU No. 2017-09, "Compensation — Stock Compensation (Topic 718), Scope of Modification Accounting", which clarifies and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. The adoption of ASU 2017-09 did not have a material effect in the Company's financial statements.

On January 1, 2018, the Company adopted the provisions of ASU 2014-09 (Topic 606 – Revenue from Contracts with Customers), as amended from time to time, using the modified retrospective method to contracts that were in effect at January 1, 2018. The standard, outlines a single comprehensive model for entities to use in accounting for revenue from contracts with customers, supersedes most legacy revenue recognition guidance, and expands disclosure requirements. The core principle of the guidance in Topic 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following five step method: (1) identify the contract(s) with a customer; (2) identify the performance obligations in each contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in each contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The Company’s time charter agreements were determined to contain a lease and were accounted for under ASC 842 as discussed below.

The prior period comparative information has not been restated for Topic 606 and continues to be reported under the accounting guidance in effect for those periods. Implementation of the new revenue standard did not have any impact on revenue recognition. There was no cumulative effect from the adoption of the new revenue standard to opening accumulated deficit as at January 1, 2018, and no impact on any of the line items reported in the Company’s consolidated financial statements.

In the fourth quarter of 2018, the Company early adopted the ASU No. 2016-02, Leases (ASC 842), as amended from time to time, with adoption reflected as of January 1, 2018, the beginning of the Company’s annual period in accordance with ASC 250, using the modified retrospective transition method. The Company elected to apply the additional and optional transition method to existing leases at the beginning of the period of adoption through a cumulative effect adjustment to the opening accumulated deficit as of January 1, 2018. The prior period comparative information has not been restated and continues to be reported under the accounting guidance in effect for those periods (ASC 840), including the disclosure requirements. Also, the Company elected to apply a package of practical expedients under ASC 842 which allowed the Company, as lessor, not to reassess (i) whether any existing contracts, on the date of adoption, contained a lease, (ii) lease classification of existing leases classified as operating leases in accordance with ASC 840 and (iii) initial direct costs for any existing leases. As all existing contracts with charterers, at January 1, 2018, are operating leases and as the Company did not account for initial direct costs related to existing leases at January 1, 2018, there were no amounts to be recorded as a cumulative effect adjustment to opening accumulated deficit on January 1, 2018. The Company did not have any material lease arrangements in which it was a lessee at the adoption date.

Additionally, the Company, as lessor, elected to apply the practical expedient, to not separate lease and associated non-lease components, and instead to account for each separate lease component and the associated non-lease components as a single component, as the criteria of the paragraphs ASC 842-10-15-42A through 42B are met (Note 2(p)). There was no cumulative effect from the adoption of the standard to opening accumulated deficit as at January 1, 2018, and no impact on any of the line items reported in the Company’s consolidated financial statements.

Recent Accounting Pronouncements not yet adopted

On August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”, which improves the effectiveness of fair value measurement disclosures. In particular, the amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments in the Update apply to all entities that are required under existing GAAP, to make disclosures about recurring and non-recurring fair value measurements. ASU No. 2018-13 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.

On October 2018, the FASB issued ASU No. 2018-17, “Consolidation (Topic 810)—Targeted Improvements to Related Party Guidance for Variable Interest Entities”. The Board is issuing this Update in response to stakeholders’ observations that Topic 810, Consolidation, could be improved in the following areas: i) applying the variable interest entity (VIE) guidance to private companies under common control, ii) considering indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interests. The amendments in this Update improve the accounting for those areas, thereby improving general purpose financial reporting. ASU No. 2018-17 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. All entities are required to apply the amendments in this Update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.